Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Earnings Per Share
(16)	Earnings Per Share
a)	Basic Earnings per share

The calculation of basic earnings per share is based on the profit for the year attributable to the shareholders of the Parent divided by the weighted average number of ordinary shares outstanding throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	31/12/2025	31/12/2024	31/12/2023
Profit for the year attributable to shareholders of the Parent (Millions of Euros)	402	157	42
Weighted average number of ordinary shares outstanding	680,512,566	679,668,551	679,756,294
Basic earnings per share (Euros per share)	0.59	0.23	0.06

Basic earnings per share for Class A and B shares amounted to approximately Euros 0.59 and 0.60 per share, respectively.

The weighted average number of ordinary shares outstanding (basic) is as follows:

	Number of shares
	31/12/2025	31/12/2024	31/12/2023
Issued shares outstanding at 1 January	680,409,104	679,092,279	679,469,076
Effect of treasury stock	103,462	576,272	287,218
Weighted average number of ordinary shares outstanding (basic) at 31 December	680,512,566	679,668,551	679,756,294

b)Diluted Earnings per share

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares outstanding considering the diluting effects of potential ordinary shares.

The RSUs granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	31/12/2025	31/12/2024	31/12/2023
Profit for the year attributable to shareholders of the Parent (Millions of Euros)	402	157	42
Weighted average number of ordinary shares outstanding (diluted)	681,573,145	679,916,715	677,101,992
Diluted earnings per share (Euros per share)	0.59	0.23	0.06

Diluted earnings per share for Class A and B shares amounted to approximately Euros 0.59 and 0.60 per share, respectively.

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2025	31/12/2024	31/12/2023
Ordinary shares outstanding at 1 January	680,409,104	679,092,279	679,469,076
Plans of rights over shares	1,060,579	248,164	(2,654,302)
Effect of treasury stock	103,462	576,272	287,218
Weighted average number of ordinary shares outstanding (diluted) at 31 December	681,573,145	679,916,715	677,101,992